Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Statutory U.S. federal rate	35.00%	35.00%	35.00%
Valuation allowance, Operating loss and credit carryovers	$ 42.0	$ 7.0
Foreign tax credit carryforwards	2.0
Unrecognized tax benefits at end of year	57.4	$ 73.0	$ 56.3	$ 51.9
Unrecognized tax benefits recognition impact on effective tax rate	$ 45.3
Minimum [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Statute of limitation period for open tax reviews	3 years
Maximum [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Statute of limitation period for open tax reviews	4 years
State [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Valuation allowance, Operating loss and credit carryovers	$ 34.0
Operating loss carryforwards	$ 576.0
Operating loss carryforwards, expiration dates	2021
Tax-effected NOL	$ 39.0
Federal [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Valuation allowance, Operating loss and credit carryovers	8.0
Operating loss carryforwards	$ 110.0
Operating loss carryforwards, expiration dates	2029
Tax-effected NOL	$ 23.0